Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    First Houston Capital, Inc.

Address: 820 Gessner Rd, Suite 1720
	 Houston, TX  77024


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carrie Leader
Title:     Chief Compliance Officer
Phone:     713-461-0150


Signature, Place, and Date of Signing:

     /s/ Carrie Leader, Houston, TX,   May 13, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     75

Form13F Information Table Value Total:     $ (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.

    						FORM 13F INFORMATION TABLE
                                                               VALUE    SHARES/ SH/  PUT/  INVSTMT  OTHER   VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)  PRM AMT PRN  CALL  DSCRETN MANAGERS SOLE SHARED NONE
 ------------------------------  ----------------  ---------  --------- ------- ---  ----  ------- -------- ---- ------ -----
AES CORP				      COM  00130H105     486    38700   SH                          SOLE
ABBOTT LABS                                   COM  002824100     1448   41000   SH                          SOLE
ABBVIe INC				      COM  00287Y109     1922   47125   SH                          SOLE
ALLSTATE CORP                                 COM  020002101     3001   61150   SH                          SOLE
AMERICAN EXPRESS CO                           COM  025816109     2122   31450   SH                          SOLE
AMERICAN TOWER CORP NEW                       COM  03027X100     2642   34350   SH                          SOLE
ANADARKO                                      COM  032511107     2      25      SH                          SOLE
AUTOMATIC DATA PROCESSING IN                  COM  053015103     725    11150   SH                          SOLE
AUTONATION INC                                COM  05329W102     1488   34000   SH                          SOLE
BRISTOL MYERS SQUIBB CO                       COM  110122108     404    9800    SH                          SOLE
CA INC				              COM  12673p105	 149	5900	SH			    SOLE
CAMERON INTERNATIONAL CORP                    COM  13342B105     1790   27450   SH                          SOLE
COCA COLA CO                                  COM  191216100     2735   67640   SH                          SOLE
CONOCOPHILLIPS                                COM  20825C104     12     200     SH                          SOLE
DEERE & CO                                    COM  244199105     9      100     SH                          SOLE
DISNEY WALT CO                       	      COM  254687106     10     200     SH                          SOLE
E M C CORP MASS                               COM  268648102     10     400     SH                          SOLE
EATON VANCE SH TM DR DIVR IN                  COM  27828V104     10     600     SH                          SOLE
ENTERPRISE PRODS PARTNERS L                   COM  293792107     20     400     SH                          SOLE
EXXON MOBIL CORP                              COM  30231G102     17     200     SH                          SOLE
GAP INC DEL                                   COM  364760108     9      300     SH                          SOLE
GENERAL MLS INC                               COM  370334104     12     300     SH                          SOLE
HOLLYFRONTIER CORP                            COM  436106108     9      200     SH                          SOLE
HOME DEPOT INC                                COM  437076102     6      100     SH                          SOLE
INTEL CORP                                    COM  458140100     8      400     SH                          SOLE
INTERNATIONAL BUSINESS MACHS                  COM  459200101     19     100     SH                          SOLE
ISHARES TR                         DJ SEL DIV INX  464287168     11     200     SH                          SOLE
KINDER MORGAN ENERGY PARTNER       UT LTD PARTNER  494550106     16     200     SH                          SOLE
KINDER MORGAN INC DEL                         COM  49456B101     11     300     SH                          SOLE
KINDER MORGAN INC DEL            *W EXP 05/25/201  49456B119     1      256     SH                          SOLE
LIMITED BRANDS INC                            COM  532716107     9      200     SH                          SOLE
MFS MULTIMARKET INCOME TR              SH BEN INT  552737108     7      1000    SH                          SOLE
MICROSOFT CORP                                COM  594918104     8      300     SH                          SOLE
QUALCOMM INC                                  COM  747525103     12     200     SH                          SOLE
RAYTHEON CO                               COM NEW  755111507     12     200     SH                          SOLE
SNAP ON INC                                   COM  833034101     16     200     SH                          SOLE
US BANCORP DEL                            COM NEW  902973304     10     300     SH                          SOLE
UNITED RENTALS INC                            COM  911363109     9      200     SH                          SOLE
UNITED TECHNOLOGIES CORP                      COM  913017109     12     150     SH                          SOLE
VENTAS INC                                    COM  92276F100     10     157     SH                          SOLE